UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS REIT & PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

		Number
		of Shares	Value
COMMON STOCK	78.1%
CLOSED-END INVESTMENT COMPANY	0.4%
ProLogis European Properties		287,700	$5,362,828
DIVERSIFIED	7.4%
Colonial Properties Trust		557,100	26,634,951
Entertainment Properties Trust		196,700	9,701,244
iStar Financial		990,000	41,283,000
Lexington Corporate Properties Trust		119,800	2,537,364
Spirit Finance Corp.		812,700	9,435,447
Vornado Realty Trust		221,900	24,187,100
			113,779,106
HEALTH CARE	13.6%
Health Care Property Investors(a)		2,155,200	66,918,960
Health Care REIT		1,745,600	69,841,456
Healthcare Realty Trust		173,000	6,644,930
Medical Properties Trust		314,500	4,211,155
Nationwide Health Properties		1,362,200	36,425,228
Senior Housing Properties Trust		518,700	11,069,058
Ventas		335,000	12,910,900
			208,021,687
HOTEL	4.0%
Ashford Hospitality Trust		719,800	8,587,214
DiamondRock Hospitality Co.		612,900	10,180,269
Hospitality Properties Trust		597,400	28,197,280
Strategic Hotels & Resorts		695,400	13,824,552
			60,789,315
INDUSTRIAL	2.1%
First Industrial Realty Trust		688,700	30,302,800
ING Industrial Fund (Australia)		1,137,750	2,001,197
			32,303,997
MORTGAGE	2.4%
Gramercy Capital Corp.		200,000	5,042,000
Newcastle Investment Corp.		1,135,074	31,112,378
			36,154,378

		Number
		of Shares	Value
OFFICE	20.0%
American Financial Realty Trust		693,100	$7,734,996
Brandywine Realty Trust		787,800	25,642,890
Equity Office Properties Trust		2,645,700	105,193,032
Highwoods Properties		910,200	33,868,542
HRPT Properties Trust		947,200	11,319,040
Mack-Cali Realty Corp.		1,273,400	65,962,120
Maguire Properties		1,286,100	52,395,714
Parkway Properties		104,200	4,844,258
			306,960,592
OFFICE/INDUSTRIAL	5.0%
Duke Realty Corp.		297,600	11,115,360
Liberty Property Trust		1,196,000	57,156,840
Mission West Properties		778,800	8,886,108
			77,158,308
RESIDENTIAL—APARTMENT	13.7%
American Campus Communities		317,000	8,086,670
Apartment Investment & Management Co.		374,000	20,349,340
Archstone-Smith Trust		991,467	53,975,463
Camden Property Trust		556,800	42,322,368
Education Realty Trust		399,300	5,893,668
GMH Communities Trust		604,200	7,625,004
Home Properties		607,123	34,703,151
Mid-America Apartment Communities		310,000	18,978,200
United Dominion Realty Trust		592,100	17,881,420
			209,815,284
SELF STORAGE	1.8%
Extra Space Storage		315,700	5,464,767
Sovran Self Storage		242,400	13,465,320
U-Store-It Trust		402,600	8,639,796
			27,569,883

		Number
		of Shares	Value
SHOPPING CENTER	7.7%
COMMUNITY CENTER	3.4%
Cedar Shopping Centers		587,200	$9,495,024
Inland Real Estate Corp.		395,700	6,932,664
New Plan Excel Realty Trust		854,200	23,106,110
Ramco-Gershenson Properties Trust		390,000	12,460,500
			51,994,298
REGIONAL MALL	4.3%
Glimcher Realty Trust		1,834,600	45,461,388
Macerich Co.		215,200	16,432,672
Pennsylvania REIT		108,879	4,634,979
			66,529,039
TOTAL SHOPPING CENTER			118,523,337
TOTAL COMMON STOCK (Identified cost—$817,436,451)			1,196,438,715
PREFERRED SECURITIES—$25 PAR VALUE	32.6%
AUTOMOTIVE	0.2%
DaimlerChrysler, 7.25%, due 8/1/97, Series (CBTCS)		44,808	1,074,048
DaimlerChrysler, 7.50%, due 8/1/97, Series (CBTCS)		50,500	1,208,465
			2,282,513

		Number
		of Shares	Value
BANK	4.2%
BAC Capital Trust XII, 6.875%, due 8/02/55, Series C		511,750	$13,203,150
Bank of America Corp, 6.204%, Series D		200,000	5,104,000
Citizens Funding Trust I, 7.50%, due 9/15/66		90,000	2,266,200
Cobank ACB, 7.00%, 144A(b), ($50 par value)		200,000	10,200,000
Colonial Capital Trust IV, 7.875%, due 10/1/33		390,000	9,909,900
First Republic Bank, 6.70%, Series A		115,000	2,877,300
Fleet Capital Trust VIII, 7.20%, due 3/15/32		125,400	3,165,096
Old Second Bancorp Capital Trust I, 7.80%, due 6/30/33 ($10 par value)		41,374	425,325
Sovereign Bancorp, 7.30%, Series C		120,000	3,216,000
Sovereign Capital Trust V, 7.75%, due 5/22/36		57,900	1,534,350
SunTrust Banks, 5.92%, Series A		128,000	3,277,440
U.S. Bancorp, Series B		120,000	3,102,000
U.S. Bancorp Capital XI, 6.60%, due 9/15/66		90,800	2,265,460
Wells Fargo Capital Trust IV, 7.00%, due 9/1/31		114,900	2,895,480
Wells Fargo Capital Trust V, 7.00%, due 12/1/31		48,600	1,229,094
			64,670,795
BANK—FOREIGN	1.2%
Abbey National PLC, 7.38%, Series B		95,000	2,492,800
Abbey National PLC, 7.375%, Series C		493,264	12,578,232
Northern Rock PLC, 8.00%, Series A		48,487	1,217,218
Royal Bank of Scotland Group PLC, 7.25%, Series H		55,600	1,417,244
			17,705,494
ELECTRIC—INTEGRATED	3.8%
Aquila, 7.875%, due 3/1/32		51,100	1,284,143
DTE Energy Trust I, 7.80%, due 2/1/32, Series A		69,700	1,776,653
DTE Energy Trust II, 7.50%, due 6/1/44		84,700	2,201,353
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)		355,200	8,961,696
FPL Group Capital, 6.60%, due 10/1/66, Series A		536,000	13,319,600
Northern States Power Co., 8.00%, due 7/1/42 (PINES)		41,700	1,063,767
PPL Energy Supply LLC, 7.00%, due 7/15/46		846,200	21,578,100
PSEG Funding Trust II, 8.75%, due 12/31/32		199,900	5,185,406
Virginia Power Capital Trust II, 7.375%, due 7/30/42 (TruPS)		79,761	2,033,906
			57,404,624

		Number
		of Shares	Value
FINANCE	1.1%
Citigroup Capital VIII, 6.95%, due 9/15/31		61,100	$1,534,832
Goldman Sachs Group, 6.116%, Series D (FRN)		138,000	3,579,720
MBNA Capital, 8.125%, Series D (TruPS)		154,100	3,955,747
MBNA Capital, 8.10%, due 2/15/33, Series E (TOPrS)		166,300	4,342,093
Morgan Stanley, 6.186%, Series A (FRN)		160,000	4,128,000
			17,540,392
GAS—DISTRIBUTION	1.6%
Dominion CNG Capital Trust I, 7.80%, due 10/31/41		78,700	2,001,341
Laclede Capital Trust I, 7.70%, due 12/1/32 (TOPrS)		56,300	1,444,095
Southern Union Co., 7.55%, Series A(c)		240,000	6,187,200
Southwest Gas Capital Trust II, 7.70%, due 9/15/43		600,000	15,330,000
			24,962,636
INSURANCE	3.9%
LIFE/HEALTH INSURANCE	0.4%
Principal Financial Group, 6.518%, Series B		200,000	5,550,000
MULTI-LINE	1.0%
ING Groep NV, 7.05%		138,600	3,517,668
ING Groep NV, 7.20%		165,700	4,251,862
MetLife, 6.50%, Series B		300,000	7,773,000
			15,542,530
PROPERTY CASUALTY	0.9%
Berkley W R Capital Trust II, 6.75%, due 7/26/45		530,000	13,138,700
St Paul Capital Trust I, 7.60% (TruPS)		57,700	1,467,311
			14,606,011

		Number
		of Shares	Value
PROPERTY CASUALTY—FOREIGN	1.1%
ACE Ltd., 7.80%, Series C		389,300	$10,102,335
Arch Capital Group Ltd., 8.00%		177,200	4,713,520
XL Capital Ltd., 7.625%, Series B		84,262	2,153,737
			16,969,592
REINSURANCE—FOREIGN	0.5%
Everest Re Capital Trust, 7.85%, due 11/15/32		58,800	1,513,512
Everest Re Capital Trust II, 6.20%, due 3/29/34, Series B		75,100	1,701,766
PartnerRe Ltd., 6.75%, Series C		166,100	4,175,754
			7,391,032
TOTAL INSURANCE			60,059,165
MEDIA—DIVERSIFIED SERVICES	3.4%
AOL Time Warner, 7.625%, due 5/1/32, Series A-1 (CABCO)		133,600	3,474,268
CBS Corp., 7.25%, due 6/30/51		330,000	8,283,000
Comcast Corp., 7.00%, due 5/15/55		828,100	21,191,079
Comcast Corp., 7.00%, due 9/15/55		428,000	10,785,600
Liberty Media Corp., 8.75%, due 2/1/30 (CBTCS)		139,400	3,487,788
Liberty Media Corp., 8.75%, due 2/1/30 (PPLUS)		35,345	883,978
Walt Disney Co., 7.00%, due 11/1/31		184,500	4,682,610
			52,788,323
OIL—EXPLORATION AND PRODUCTION	1.0%
Nexen, 7.35%, due 11/1/43, Series B		608,660	15,642,562
REAL ESTATE	9.3%
DIVERSIFIED	1.8%
Digital Realty Trust, 8.50%, Series A		29,000	752,550
Digital Realty Trust, 7.875%, Series B		46,900	1,189,384
Duke Realty Corp., 6.95%, Series M		157,600	4,015,648
Duke Realty Corp., 7.25%, Series N		192,900	4,986,465
iStar Financial, 7.875%, Series E		400,000	10,222,000
iStar Financial, 7.80%, Series F		183,600	4,696,488
iStar Financial, 7.65%, Series G		80,000	2,022,000
			27,884,535

		Number
		of Shares	Value
HEALTH CARE	0.6%
Health Care REIT, 7.875%, Series D		115,000	$2,961,250
Health Care REIT, 7.625%, Series F		21,400	550,194
Omega Healthcare Investors, 8.375%, Series D		200,000	5,236,000
			8,747,444
HOTEL	0.3%
Innkeepers USA Trust, 8.00%, Series C		93,500	2,367,420
Strategic Hotels & Resorts, 8.25%, Series B		85,000	2,214,250
			4,581,670
INDUSTRIAL	0.4%
AMB Property Corp., 6.85%, Series P		98,000	2,474,500
First Industrial Realty Trust, 7.25%, Series J		150,000	3,772,500
			6,247,000
OFFICE	1.6%
Cousins Properties, 7.75%, Series A		457,500	11,780,625
HRPT Properties Trust, 8.75%, Series B		60,000	1,554,000
Kilroy Realty Corp., 7.80%, Series E		100,000	2,615,000
Maguire Properties, 7.625%, Series A		201,300	4,964,058
SL Green Realty Corp., 7.625%, Series C		100,000	2,531,000
SL Green Realty Corp., 7.875%, Series D		60,000	1,529,400
			24,974,083
OFFICE/INDUSTRIAL	0.4%
PS Business Parks, 7.00%, Series H		105,364	2,634,100
PS Business Parks, 7.95%, Series K		88,000	2,305,600
PS Business Parks, 7.20%, Series M		25,000	635,000
			5,574,700
RESIDENTIAL—APARTMENT	1.3%
Apartment Investment & Management Co., 8.00%, Series T		93,700	2,378,106
Apartment Investment & Management Co., 8.00%, Series V		101,000	2,573,480
Apartment Investment & Management Co., 7.875%, Series Y		110,000	2,783,000
Mid-America Apartment Communities, 8.30%, Series H		470,900	12,012,659
			19,747,245

		Number
		of Shares	Value
SELF STORAGE	1.5%
Public Storage, 7.00%, Series G		46,100	$1,177,855
Public Storage, 7.25%, Series I		435,027	11,275,900
Public Storage, 7.25%, Series K		283,000	7,290,080
Public Storage, 7.875%, Series S		120,000	3,006,000
			22,749,835
SHOPPING CENTER	1.4%
COMMUNITY CENTER	0.5%
Developers Diversified Realty Corp., 8.00%, Series G		38,700	992,655
Developers Diversified Realty Corp., 7.50%, Series I		62,620	1,590,548
Regency Centers Corp., 7.25%, Series D		160,200	4,061,070
Saul Centers, 8.00%, Series A		69,400	1,777,681
			8,421,954
REGIONAL MALL	0.9%
CBL & Associates Properties, 7.75%, Series C		69,000	1,787,100
Glimcher Realty Trust, 8.75%, Series F		171,000	4,336,560
Glimcher Realty Trust, 8.125%, Series G		173,800	4,360,642
Mills Corp., 8.75%, Series E		134,567	2,790,919
			13,275,221
TOTAL SHOPPING CENTER			21,697,175
TOTAL REAL ESTATE			142,203,687
TELECOMMUNICATION SERVICES	2.9%
AT & T (SBC Communications), 7.00%, due 6/1/41 (PINES)		665,900	16,767,362
Telephone & Data Systems, 6.625%, due 3/31/45		123,052	2,968,014
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		295,605	7,393,081
United States Cellular Corp., 7.50%, due 6/15/34		202,400	5,219,896
Verizon New England, 7.00%, due 5/15/42, Series B		192,000	4,878,720
Verizon South, 7.00%, due 4/30/41, Series F		254,800	6,456,632
			43,683,705
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$494,249,088)			498,943,896

		Number
		of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	32.2%
AUTO—FOREIGN	1.0%
Porsche International Finance PLC, 7.20%		16,000,000	$15,700,000
BANK	4.5%
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(b)		26,100,000	26,665,926
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B		10,000,000	11,133,800
First Tennessee Bank, 144A(b)		4,000	4,040,000
Roslyn Preferred Trust I, 8.72%, due 4/1/32, (FRN), 144A(b)		7,500,000	7,537,500
Roslyn Real Estate Asset Corp., 9.02%, due 9/30/08, Series D (FRN)		80	8,030,000
Sky Financial Capital Trust I, 9.34%, due 5/1/30, Series B		3,000,000	3,310,125
Webster Capital Trust I, 9.36%, due 1/29/27, 144A(b)		7,400,000	7,790,580
			68,507,931
BANK—FOREIGN	8.4%
BNP Paribas Capital Trust V, 7.20%		14,050,000	14,157,398
CA Preferred Funding Trust, 7.00% (Eurobond)		23,000,000	23,269,813
CA Preferred Funding Trust II, 7.00% (Eurobond)		2,000,000	2,028,634
HBOS Capital Funding LP, 6.85%		23,000,000	23,067,896
HSBC Capital Funding LP, 10.176%, 144A(b)		9,680,000	14,266,074
Lloyds TSB Bank PLC, 6.90%		6,000,000	6,031,308
RBS Capital Trust B, 6.80%		20,700,000	20,784,498
Shinsei Finance II, 7.16%, 144A(b)		5,000,000	4,987,000
Washington Mutual Preferred Funding Cayman, 7.25%, Series A-1, 144A(b)		20,000,000	20,065,680
			128,658,301
ELECTRIC—INTEGRATED	2.4%
Dominion Resources Capital Trust III, 8.40%, due 1/15/31		21,732,000	25,568,567
DPL Capital Trust II, 8.125%, due 9/1/31		3,000,000	3,210,000
Entergy Louisiana LLC, 6.95%, 144A(b)		40,000	4,130,000
Southern California Edison Co., 6.125%, due 9/30/10, Series B		41,900	4,213,464
			37,122,031

		Number
		of Shares	Value
FINANCE	5.9%
CREDIT CARD	0.4%
Capital One Capital III, 7.686%, due 8/15/36		5,000,000	$5,345,690
DIVERSIFIED FINANCIAL SERVICES	2.0%
Old Mutual Capital Funding, 8.00% (Eurobond)		29,950,000	31,274,479
INVESTMENT BANKER/BROKER	2.5%
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R		10,000,000	10,656,360
JPM Capital Trust I, 7.54%, due 1/15/27		5,175,000	5,372,918
JPMorgan Chase Capital XIX, 6.625%, due 9/29/36, Series S		208,100	5,227,472
NBP Capital Trust III, 7.375%, due 10/29/49		16,900,000	17,142,565
			38,399,315
MORTGAGE	0.2%
Federal Home Loan Mortgage Corporation, 5.87% (FRN)		70,000	3,622,500
MORTGAGE LOAN/BROKER	0.8%
Countrywide Capital III, 8.05%, due 6/15/27, Series B (SKIS)		10,000,000	11,374,810
TOTAL FINANCE			90,016,794
FOOD	1.2%
Dairy Farmers of America, 7.875%, 144A(b), (d)		95,000	9,295,636
Gruma S.A., 7.75%, due 12/29/49, 144A(b)		9,000,000	8,966,250
			18,261,886
INSURANCE	5.8%
LIFE/HEALTH INSURANCE	1.5%
AmerUS Capital I, 8.85%, due 2/1/27, Series A		2,000,000	2,099,740
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b)		15,230,000	15,639,337
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(b)		5,000,000	5,201,995
			22,941,072

		Number
		of Shares	Value
MULTI-LINE	4.3%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B		10,750,000	$11,226,494
Allianz Finance II BV, 7.25%, due 12/29/49		4,000,000	4,062,752
AXA, 7.10%, due 5/29/49, (Eurobond)		25,500,000	26,001,075
GenAmerica Capital I, 8.525%, due 6/30/27, 144A(b)		9,000,000	9,529,164
USF&G Capital, 8.312%, due 7/1/46, 144A(b)		3,845,000	4,505,775
Zurich Capital Trust I, 8.376%, due 6/1/37, 144A(b)		10,212,000	10,747,905
			66,073,165
TOTAL INSURANCE			89,014,237
MEDICAL—HOSPITALS	0.2%
Columbia/HCA, 7.50%, due 11/15/95		3,689,000	2,649,676
OIL—EXPLORATION AND PRODUCTION	0.8%
Pemex Project Funding Master Trust, 7.75%		12,000,000	11,933,400
PIPELINES	0.2%
K N Capital Trust III, 7.63%, due 4/15/28, (TruPS)		3,830,000	3,595,772
REAL ESTATE	0.3%
BF Saul REIT, 7.50%, due 3/1/14		5,000,000	5,100,000
TELECOMMUNICATION SERVICES	1.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b)		12,954	15,001,963
Embarq Corp., 7.995%, due 6/1/36		3,000,000	3,186,042
			18,188,005
TRANSPORT—RAIL	0.3%
BNSF Funding Trust I, 6.613%, due 12/15/55		5,000,000	5,039,400
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$489,981,518)			493,787,433

		Principal
		Amount	Value
CORPORATE BONDS	2.8%
BANK	1.1%
Sovereign Capital Trust VI, 7.908%, due 6/13/36		$15,000,000	$16,628,130
BANK—FOREIGN	0.2%
Caisse Nationale des Caisses d’Epargne et de Prevoyance, 6.75%, due 1/27/49		4,000,000	3,970,156
CELLULAR TELECOMMUNICATIONS	0.1%
Rogers Wireless Communications, 8.00%, due 12/15/12, 144A(b)		1,000,000	1,067,500
ELECTRIC—INTEGRATED	0.1%
Dominion Resources, 6.30%, due 9/30/66		2,000,000	1,997,952
INDUSTRIAL	0.2%
ING Industrial Fund CLS, 7.00% due 4/2/07(d)		AUD3,297,140	2,556,992
MEDIA	0.7%
Cablevision Systems Corp., 8.00%, due 4/15/12		$6,500,000	6,613,750
Rogers Cable, 8.75%, due 5/1/32		3,000,000	3,555,000
			10,168,750
TELEPHONE—INTEGRATED	0.4%
Citizens Communications Co., 9.00%, due 8/15/31		6,500,000	7,003,750
TOTAL CORPORATE BONDS (Identified cost—$40,785,542)			43,393,230

		Principal
		Amount	Value
COMMERCIAL PAPER	0.3%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$4,994,424)		$4,995,000	$4,994,424

TOTAL INVESTMENTS (Identified cost—$1,847,447,023)	146.0%		2,237,557,698

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%		20,771,206

LIQUIDATION VALUE OF PREFERRED SHARES	(47.4)%		(726,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $31.76 per share based on 48,251,666 shares of capital stock outstanding)	100.0%		$1,532,328,904

Glossary of Portfolio Abbreviations

AUD	Australia Dollar
CABCO	Corporate Asset Backed Corporation
CBTCS	Corporate Backed Trust Certificates
CLS	Convertible Loan Securities
FRN	Floating Rate Note
PINES	Public Income Notes
PPLUS	Preferred Plus Trust
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
SKIS	Subordinated Capital Income Securities
TOPrS	Trust Originated Preferred Securities
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a)	75,000 shares segregated as collateral for interest rate swap transactions.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 11.7% of net assets applicable to common shares.
(c)	74,000 shares segregated as collateral for interest rate swap transactions.
(d)	Fair valued security. Aggregate holdings equal 0.8% of net assets applicable to common shares.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: November 28, 2006